Restatement of Previously Issued Financial Statements (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Changes and Error Corrections [Abstract]
Schedule of Restatement

The following presents a reconciliation of the balance sheet, statements of operations and cash flows from the prior periods as previously reported to the restated amounts as of December 31, 2020 and for the period from June 10, 2020 (inception) through December 31, 2020. The statements of stockholders’ equity for the period from June 10, 2020 (inception) through December 31, 2020 have been restated respectively, for the restatement impact to net income (loss) and common stock subject to possible redemption. See the statement of operations and cash flows reconciliation tables below for additional information on the restatement and impact to net income (loss) and cash flows.

	As of December 31, 2020
Balance Sheet Data:	As Previously Reported	Adjustments	As Restated
Warrant liabilities	$—	$33,634,340	$33,634,340
Total Liabilities	$13,760,083	$33,634,340	$47,394,423
Class A Common Stock, $0.0001 par value; (as previously reported: 32,791,826 shares subject to possible redemption) As Restated: 29,428,392 shares subject to possible redemption	$327,918,260	$(33,634,340)	$294,283,920
Class A Common stock, $0.0001 par value; 200,000,000 shares authorized; (as previously reported: 1,708,174 shares issued and outstanding) As Restated: 5,071,608 shares issued and outstanding	$171	$336	$507
Additional paid-in capital	$6,587,611	$12,023,064	$18,610,675
Accumulated deficit	$(1,588,639)	$(12,023,400)	$(13,612,039)

	For the period from June 10, 2020 (inception) through December 31, 2020
Statement of Operations Data:	As Previously Reported	Adjustments	As Restated
Increase in fair value of warrant liabilities	$—	$(7,031,641)	$(7,031,641)
Loss on excess of fair value over cash received for Private Placement Warrants	$—	$(4,216,725)	$(4,216,725)
Offering costs related to warrant liabilities	$—	$(775,034)	$(775,034)
Net loss	$(1,588,639)	$(12,023,400)	$(13,612,039)
Basic and diluted net loss per share, Class F common stock	$(0.18)	$(1.40)	$(1.58)

	For the period from June 10, 2020 (inception) through December 31, 2020
Statement of Cash Flows Data:	As Previously Reported	Adjustments	As Restated
Net loss	$(1,588,639)	$(12,023,400)	$(13,612,039)
Increase in fair value of warrant liabilities	$—	$7,031,641	$7,031,641
Loss on excess of fair value over cash received for Private Placement Warrants	$—	$4,216,725	$4,216,725
Offering costs related to warrant liabilities	$—	$775,034	$775,034
Supplemental disclosure of non-cash financing activities: Value of Class A common stock subject to possible redemption	$327,918,260	$(33,634,340)	$294,283,920
Initial fair value of warrant liabilities	$—	$26,602,699	$26,602,699

The following presents a reconciliation of the balance sheet, statements of operations and cash flows from the prior periods as previously reported to the restated amounts as of September 30, 2020, for the three months ended September 30, 2020 and for the period from June 10, 2020 (inception) through September 30, 2020. See the statement of operations and cash flows reconciliation tables below for additional information on the restatement and impact to net income (loss) and cash flows.

	As of September 30, 2020
Balance Sheet Data (unaudited):	As Previously Reported	Adjustments	As Restated
Warrant liabilities	$—	$29,183,785	$29,183,785
Total Liabilities	$13,688,767	$29,183,785	$42,872,552
Class A Common Stock, $0.0001 par value; (as previously reported: 32,826,794 shares subject to possible redemption) as restated: 29,908,416 shares subject to possible redemption	$328,267,940	$(29,183,780)	$299,084,160
Class A Common stock, $0.0001 par value; 200,000,000 shares authorized; (as previously reported: 1,673,206 shares issued and outstanding) As Restated: 4,591,584 shares issued and outstanding	$167	$292	$459
Additional paid-in capital	$6,237,935	$7,572,548	$13,810,483
Accumulated deficit	$(1,238,957)	$(7,572,845)	$(8,811,802)

	For the three months ended September 30, 2020
Statement of Operations Data (Unaudited):	As Previously Reported	Adjustments	As Restated
Increase in fair value of warrant liabilities	$—	$(2,581,086)	$(2,581,086)
Loss on excess of fair value over cash received for Private Placement Warrants	$—	$(4,216,725)	$(4,216,725)
Offering costs related to warrant liabilities	$—	$(775,034)	$(775,034)
Net loss	$(1,223,337)	$(7,572,845)	$(8,796,182)
Basic and diluted net loss per share, Class F common stock	$(0.14)	$(0.88)	$(1.02)

	For the period from June 10, 2020 (inception) through September 30, 2020
Statement of Operations Data (Unaudited):	As Previously Reported	Adjustments	As Restated
Increase in fair value of warrant liabilities	$—	$(2,581,086)	$(2,581,086)
Loss on excess of fair value over cash received for Private Placement Warrants	$—	$(4,216,725)	$(4,216,725)
Offering costs related to warrant liabilities	$—	$(775,034)	$(775,034)
Net loss	$(1,238,957)	$(7,572,845)	$(8,811,802)
Basic and diluted net loss per share, Class F common stock	$(0.14)	$(0.88)	$(1.02)

	For the period from June 10, 2020 (inception) through September 30, 2020
Statement of Cash Flows Data (Unaudited):	As Previously Reported	Adjustments	As Restated
Net loss	$(1,238,957)	$(7,572,845)	$(8,811,802)
Increase in fair value of warrant liabilities	$—	$2,581,086	$2,581,086
Loss on excess of fair value over cash received for Private Placement Warrants	$—	$4,216,725	$4,216,725
Offering costs related to warrant liabilities	$—	$775,034	$775,034
Supplemental disclosure of non-cash financing activities: Value of Class A common stock subject to possible redemption	$328,267,940	$(29,183,780)	$299,084,160